Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000205617
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Small Cap Value Fund
Accumulated Value	$ 10,000			$ 11,844		$ 12,733		$ 17,648		$ 16,875		$ 20,692		$ 21,868		$ 22,992
C000205616
Account Value [Line Items]
Line Graph and Table Measure Name			Acclivity Small Cap Value Fund
Accumulated Value	10,000			11,834		12,713		17,595		16,829		20,583		21,707		22,763
C000107966
Account Value [Line Items]
Line Graph and Table Measure Name			Dynamic International Opportunity Fund
Accumulated Value		$ 10,000			$ 11,061		$ 13,667		$ 11,722		$ 12,498		$ 15,898		$ 16,065		$ 13,902	$ 15,424	$ 15,805	$ 20,064
C000108013
Account Value [Line Items]
Line Graph and Table Measure Name			Dynamic International Opportunity Fund
Accumulated Value		10,000			11,026		13,600		11,631		12,382		15,698		15,833		13,660	15,110	15,449	19,562
C000107964
Account Value [Line Items]
Line Graph and Table Measure Name			Dynamic U.S. Opportunity Fund
Accumulated Value		10,000			11,791		13,581		12,094		15,220		18,090		21,019		19,442	22,562	24,507	28,493
C000107965
Account Value [Line Items]
Line Graph and Table Measure Name			Dynamic U.S. Opportunity Fund
Accumulated Value		10,000			11,765		13,523		12,016		15,084		17,869		20,714		19,128	22,136	23,977	27,810
Morningstar US Small Cap Broad Value Extended TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Value Extended TR (USD)
Accumulated Value	10,000			12,320		12,810		16,653		14,913		17,339		18,947		20,934
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000			12,239		12,807		16,427		14,048		16,105		17,403		19,594
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Accumulated Value		10,000			10,468		13,250		11,455		13,924		15,414		16,684		14,127	16,337	17,215	22,701
Morningstar Global ex-US Target Market Exposure NR USD
Account Value [Line Items]
Accumulated Value		10,000			10,468		13,250		11,455		13,924		15,414		16,684		14,127	16,337	17,215	22,701
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value [Line Items]
Accumulated Value		10,000			10,923		12,679		12,321		15,338		17,752		21,120		17,670	21,166	24,865	28,534
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000			12,239		12,807		16,427		14,048		16,105		17,403		19,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			13,149		15,568		20,037		16,408		20,721		25,905		30,537
Morningstar US Small Cap Broad Value Extended TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			Morningstar US Small Cap Broad Value Extended TR (USD)
Accumulated Value	10,000			12,320		12,810		16,653		14,913		17,339		18,947		20,934
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000			$ 13,149		$ 15,568		$ 20,037		$ 16,408		$ 20,721		$ 25,905		$ 30,537
3141 - 70% - M* Global ex US Target Mkt / 30% - Bloomberg Agg
Account Value [Line Items]
Accumulated Value		10,000			10,406		12,543		11,306		13,245		14,678		15,306		12,937	14,576	15,047	18,709
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value [Line Items]
Accumulated Value		10,000			10,394		12,570		11,272		13,202		14,625		15,210		12,783	14,401	14,883	18,557
Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,043		10,086	10,662	10,482	11,338
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Accumulated Value		10,000			10,450		13,291		11,404		13,858		15,334		16,533		13,888	16,056	16,945	22,432
3141 - 70% - MSCI AC World Ex USA Net / 30% - Bloomberg Agg
Account Value [Line Items]
Accumulated Value		10,000			10,394		12,570		11,272		13,202		14,625		15,210		12,783	14,401	14,883	18,557
Bloomberg Global Aggregate Index
Account Value [Line Items]
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,043		10,086	10,662	10,482	11,338
MSCI ACWI ex USA Net (USD)
Account Value [Line Items]
Accumulated Value		10,000			10,450		13,291		11,404		13,858		15,334		16,533		13,888	16,056	16,945	22,432
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000			10,265		10,628		10,629		11,556		12,423		12,232		10,641	11,229	11,369	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,000			10,265		10,628		10,629		11,556		12,423		12,232		10,641	11,229	11,369	12,199
3142 - 70% S&P 500 TR / 30% - Bloomberg US Agg
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,923		$ 12,679		$ 12,321		$ 15,338		$ 17,752		$ 21,120		$ 17,670	$ 21,166	$ 24,865	$ 28,534